VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

		Par (000’s)	Value
CORPORATE BONDS: 98.3%
Argentina: 0.8%
Arcor SAIC 144A 6.00%, 07/06/23	USD	50	$48,561
Capex SA 144A 6.88%, 05/15/24	USD	25	23,861
IRSA Propiedades Comerciales SA 144A 8.75%, 03/23/23	USD	25	24,282
MercadoLibre, Inc. 3.12%, 01/14/31	USD	100	90,224
Pampa Energia SA 144A
7.38%, 07/21/23	USD	25	24,059
7.50%, 01/24/27	USD	50	42,692
9.12%, 04/15/29	USD	25	21,534
Pan American Energy LLC 144A 9.12%, 04/30/27	USD	35	38,625
Telecom Argentina SA 144A 8.00%, 07/18/26	USD	75	70,468
YPF Energia Electrica SA 144A 10.00%, 07/25/26	USD	35	31,069
YPF SA 144A
2.50%, 06/30/29 (s)	USD	75	45,303
4.00%, 02/12/26 (s)	USD	75	62,610
6.95%, 07/21/27	USD	100	65,735
7.00%, 12/15/47	USD	75	46,162
8.50%, 03/23/25	USD	22	18,791
8.50%, 07/28/25	USD	75	57,375
8.75%, 04/04/24	USD	75	69,132
			780,483
Australia: 0.4%
FMG Resources August 2006 Pty Ltd. 144A
4.38%, 04/01/31	USD	150	151,214
4.50%, 09/15/27	USD	25	25,639
5.12%, 05/15/24	USD	75	77,703
Mineral Resources Ltd. 144A 8.12%, 05/01/27	USD	100	106,887
Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.75%, 04/30/26	USD	50	51,530
			412,973
Austria: 0.3%
ams-OSRAM AG 144A 7.00%, 07/31/25	USD	100	105,122
Novomatic AG 1.62%, 09/20/23	EUR	50	55,532
Wienerberger AG Reg S 2.75%, 06/04/25	EUR	100	118,435
			279,089
Azerbaijan: 0.2%
State Oil Co. of the Azerbaijan Republic Reg S 4.75%, 03/13/23	USD	200	206,362
Bahamas: 0.1%
Akelius Residential Property AB Reg S
		Par (000’s)	Value
Bahamas (continued)
3.88% (EUR Swap Annual 5 Year+3.49%), 10/05/78	EUR	100	$116,124
Belgium: 0.5%
La Financiere Atalian SASU Reg S 4.00%, 05/15/24	EUR	150	160,651
Ontex Group NV Reg S 3.50%, 07/15/26	EUR	100	103,644
Solvay Finance SACA Reg S 5.42% (EUR Swap Annual 5 Year+3.70%), 11/29/49 (o)	EUR	150	180,515
			444,810
Bermuda: 0.5%
Digicel Group Holdings Ltd. 10.00%, 04/01/24	USD	53	53,663
Digicel Group Holdings Ltd. 144A 8.00%, 04/01/25	USD	61	56,918
Digicel International Finance Ltd./Digicel international Holdings Ltd 144A 8.75%, 05/25/24 †	USD	100	102,611
Digicel Ltd. 144A 6.75%, 03/01/23	USD	50	48,637
Eurochem Finance DAC 144A 5.50%, 03/13/24	USD	100	103,206
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29 †	USD	100	106,000
			471,035
Brazil: 6.3%
Adecoagro SA 144A 6.00%, 09/21/27	USD	50	51,213
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	USD	100	100,221
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	USD	105	107,238
Azul Investments LLP 144A 5.88%, 10/26/24	USD	50	46,292
B2W Digital Lux Sarl 144A 4.38%, 12/20/30	USD	100	88,388
Banco Bradesco SA 144A 3.20%, 01/27/25	USD	100	100,754
Banco BTG Pactual SA 144A 5.50%, 01/31/23	USD	200	206,873
Banco do Brasil SA 144A
4.62%, 01/15/25	USD	100	103,915
4.75%, 03/20/24	USD	50	52,052
Banco Votorantim SA 144A 4.38%, 07/29/25	USD	100	102,356
Braskem Idesa SAPI 144A 7.45%, 11/15/29	USD	200	205,505
Braskem Netherlands Finance BV 144A

1

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Brazil (continued)
8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	USD	50	$57,280
BRF SA 144A 4.75%, 05/22/24	USD	200	207,459
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	USD	100	110,879
Centrais Eletricas Brasileiras SA 144A 4.62%, 02/04/30	USD	100	96,308
Cosan Luxembourg SA 144A 7.00%, 01/20/27	USD	50	51,640
Cosan SA 144A 5.50%, 09/20/29	USD	50	51,590
CSN Inova Ventures 144A 6.75%, 01/28/28	USD	100	105,360
Embraer Netherlands Finance BV
5.05%, 06/15/25	USD	100	102,638
5.40%, 02/01/27	USD	125	127,808
FS Luxembourg Sarl 144A 10.00%, 12/15/25	USD	100	106,647
Globo Comunicacao e Participacoes SA 144A 4.88%, 01/22/30	USD	100	92,915
Gol Finance SA 144A 7.00%, 01/31/25	USD	100	86,500
Guara Norte Sarl 144A 5.20%, 06/15/34	USD	96	89,733
Itau Unibanco Holding SA 144A
3.25%, 01/24/25	USD	50	50,556
3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/26	USD	50	47,420
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/24	USD	50	49,521
4.62% (US Treasury Yield Curve Rate T 5 Year+3.22%), 12/31/99 (o)	USD	50	46,610
5.12%, 05/13/23	USD	150	156,582
Klabin Austria GmbH 144A 5.75%, 04/03/29	USD	200	215,993
Light Servicos de Eletricidade SA/Light Energia SA 144A 4.38%, 06/18/26	USD	100	98,943
MARB BondCo Plc 144A 3.95%, 01/29/31	USD	100	91,799
Minerva Luxembourg SA 144A 5.88%, 01/19/28	USD	75	80,048
MV24 Capital BV 144A 6.75%, 06/01/34	USD	90	90,218
Natura Cosmeticos SA 144A 4.12%, 05/03/28	USD	100	97,500
NBM US Holdings, Inc. 144A
6.62%, 08/06/29	USD	100	107,503
7.00%, 05/14/26	USD	100	104,476
Nexa Resources SA 144A
		Par (000’s)	Value
Brazil (continued)
6.50%, 01/18/28	USD	100	$108,105
Petrobras Global Finance BV
5.09%, 01/15/30 †	USD	125	126,971
5.30%, 01/27/25	USD	100	106,652
5.60%, 01/03/31	USD	125	129,065
5.75%, 02/01/29	USD	75	79,253
6.00%, 01/27/28	USD	150	160,696
6.25%, 03/17/24	USD	50	53,945
6.75%, 01/27/41	USD	100	104,663
6.75%, 06/03/50	USD	75	75,210
6.85%, 06/05/15	USD	175	166,769
6.88%, 01/20/40	USD	100	107,013
6.90%, 03/19/49	USD	125	127,573
7.25%, 03/17/44	USD	125	133,269
7.38%, 01/17/27	USD	100	114,200
8.75%, 05/23/26	USD	50	60,076
Rede D’or Finance Sarl 144A 4.50%, 01/22/30	USD	200	189,920
Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	USD	151	161,536
Ultrapar International SA 144A 5.25%, 10/06/26	USD	100	104,647
Usiminas International Sarl 144A 5.88%, 07/18/26	USD	100	103,206
			5,901,502
British Virgin Islands: 0.3%
Central China Real Estate Ltd. Reg S 7.25%, 04/24/23	USD	200	121,000
China SCE Group Holdings Ltd. Reg S 7.38%, 04/09/24	USD	200	153,000
			274,000
Bulgaria: 0.1%
Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	EUR	100	118,679
Burkina Faso: 0.0%
IAMGOLD Corp. 144A 5.75%, 10/15/28	USD	25	23,495
Canada: 6.2%
1011778 BC ULC / New Red Finance, Inc. 144A
3.50%, 02/15/29	USD	65	61,639
3.88%, 01/15/28	USD	125	122,109
4.00%, 10/15/30	USD	250	231,803
4.38%, 01/15/28	USD	50	49,163
5.75%, 04/15/25	USD	25	25,870
Air Canada 4.62%, 08/15/29	CAD	50	38,995
Air Canada 144A 4.62%, 08/15/29	CAD	200	156,275
Altera Infrastructure LP/Teekay Offshore Finance Corp. 144A 8.50%, 07/15/23	USD	100	53,500

2

		Par (000’s)	Value
Canada (continued)
ATS Automation Tooling Systems, Inc. 144A 4.12%, 12/15/28	USD	50	$49,326
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	USD	50	51,875
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	USD	50	52,125
Bombardier, Inc. 144A
7.12%, 06/15/26	USD	125	127,260
7.50%, 12/01/24	USD	100	103,643
7.50%, 03/15/25	USD	125	126,787
7.88%, 04/15/27 †	USD	225	228,345
Brookfield Property Finance ULC
3.93%, 08/24/25	CAD	50	39,312
3.93%, 01/15/27	CAD	50	39,007
4.30%, 03/01/24	CAD	75	59,922
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A 6.25%, 09/15/27	USD	150	154,903
Cascades, Inc./Cascades USA Inc 144A 5.38%, 01/15/28	USD	50	50,558
Corus Entertainment, Inc. Reg S 5.00%, 05/11/28	CAD	75	59,168
Eldorado Gold Corp. 144A 6.25%, 09/01/29 †	USD	50	50,063
Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/76	USD	100	113,125
Empire Communities Corp. 144A 7.00%, 12/15/25	USD	25	25,470
Ensign Drilling, Inc. 144A 9.25%, 04/15/24	USD	50	47,812
Ford Credit Canada Co. 2.96%, 09/16/26	CAD	75	57,610
Garda World Security Corp. 144A 9.50%, 11/01/27	USD	50	52,614
GFL Environmental, Inc. 144A
3.50%, 09/01/28	USD	150	141,427
3.75%, 08/01/25	USD	50	50,075
4.38%, 08/15/29	USD	50	47,795
4.75%, 06/15/29	USD	50	48,578
5.12%, 12/15/26	USD	75	77,563
Gibson Energy, Inc.
2.85%, 07/14/27	CAD	25	19,442
3.60%, 09/17/29	CAD	75	59,853
goeasy Ltd. 144A
4.38%, 05/01/26	USD	25	24,808
5.38%, 12/01/24	USD	50	51,050
Hudbay Minerals, Inc. 144A 4.50%, 04/01/26	USD	100	98,585
		Par (000’s)	Value
Canada (continued)
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC 144A 6.00%, 09/15/28	USD	40	$39,900
Inter Pipeline Ltd. 6.88% (Canada Bankers’ Acceptances 3 Month+5.01%), 03/26/79	CAD	65	53,754
Intertape Polymer Group, Inc. 144A 4.38%, 06/15/29	USD	50	49,451
Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	CAD	75	63,574
Lightstream Resources Ltd. 144A 8.62%, 02/01/20 # (d)∞*	USD	256	0
Mattamy Group Corp. 144A
4.62%, 03/01/30	USD	50	49,360
5.25%, 12/15/27	USD	50	50,941
MEG Energy Corp. 144A
5.88%, 02/01/29	USD	50	50,895
7.12%, 02/01/27	USD	150	156,484
Mercer International, Inc. 5.12%, 02/01/29	USD	50	49,396
Methanex Corp.
4.25%, 12/01/24 †	USD	50	51,774
5.12%, 10/15/27	USD	50	50,631
5.25%, 12/15/29	USD	75	75,975
New Gold, Inc. 144A 7.50%, 07/15/27	USD	50	52,575
Northriver Midstream Finance LP 144A 5.62%, 02/15/26	USD	50	50,827
NOVA Chemicals Corp. 144A
4.25%, 05/15/29	USD	50	47,698
4.88%, 06/01/24	USD	75	76,588
5.00%, 05/01/25	USD	50	50,464
5.25%, 06/01/27	USD	75	75,890
Open Text Corp. 144A
3.88%, 02/15/28	USD	100	98,224
3.88%, 12/01/29	USD	100	96,212
Parkland Corp. 6.00%, 06/23/28	CAD	50	41,382
Parkland Corp. 144A
4.50%, 10/01/29	USD	100	96,320
5.88%, 07/15/27	USD	125	129,039
Pembina Pipeline Corp. 4.80% (Generic Canadian 5 Year+4.17%), 01/25/81	CAD	50	37,499
Precision Drilling Corp. 144A 7.12%, 01/15/26 †	USD	50	50,314
Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/25	USD	50	50,875
Rockpoint Gas Storage Canada Ltd. 144A

3

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Canada (continued)
7.00%, 03/31/23	USD	50	$50,062
SIG Combibloc PurchaseCo Sarl Reg S 2.12%, 06/18/25	EUR	100	116,292
SNC-Lavalin Group, Inc. 3.23%, 03/02/23	CAD	50	39,595
Strathcona Resources Ltd. 144A 6.88%, 08/01/26	USD	50	49,681
Superior Plus LP / Superior General Partner, Inc. 144A 4.50%, 03/15/29	USD	100	100,305
Taseko Mines Ltd. 144A 7.00%, 02/15/26	USD	25	25,384
Teine Energy Ltd. 144A 6.88%, 04/15/29	USD	50	51,171
Telesat Canada / Telesat LLC 144A 5.62%, 12/06/26	USD	50	42,399
Terraform Global Operating LLC 144A 6.12%, 03/01/26	USD	50	50,907
Tervita Corp. 144A 11.00%, 12/01/25	USD	30	34,801
Titan Acquisition Ltd. / Titan Co.-Borrower LLC 144A 7.75%, 04/15/26	USD	50	51,001
TransAlta Corp. 6.50%, 03/15/40	USD	25	27,111
Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	EUR	200	222,856
Vermilion Energy, Inc. 144A 5.62%, 03/15/25	USD	25	25,340
Videotron Ltd.
3.12%, 01/15/31	CAD	100	71,189
4.50%, 01/15/30	CAD	75	59,988
5.62%, 06/15/25	CAD	25	20,961
Videotron Ltd. 144A
3.62%, 06/15/28	CAD	100	77,052
5.12%, 04/15/27	USD	50	51,167
Videotron Ltd. Reg S 5.75%, 01/15/26	CAD	50	39,978
			5,750,737
Cayman Islands: 0.3%
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	USD	100	97,060
Banco do Brasil SA 144A 3.25%, 09/30/26	USD	100	97,511
UPCB Finance VII Ltd. Reg S 3.62%, 06/15/29	EUR	100	111,477
			306,048
Chile: 0.2%
Kenbourne Invest SA 144A 6.88%, 11/26/24	USD	50	51,758
VTR Comunicaciones SpA 144A 5.12%, 01/15/28	USD	100	98,482
			150,240
		Par (000’s)	Value
China: 3.9%
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 12/31/99 (o)	USD	200	$207,259
CIFI Holdings Group Co. Ltd. Reg S
6.00%, 07/16/25	USD	200	177,500
6.55%, 03/28/24 †	USD	200	185,500
Easy Tactic Ltd. Reg S 5.88%, 02/13/23	USD	200	72,100
ENN Clean Energy International Investment Ltd. 144A 3.38%, 05/12/26	USD	200	197,942
Fortune Star BVI Ltd. Reg S
5.95%, 10/19/25	USD	200	195,300
6.75%, 07/02/23	USD	200	200,271
Global Aircraft Leasing Co. Ltd. 144A 6.50%, 09/15/24	USD	115	107,848
Greenland Global Investment Ltd. Reg S 5.88%, 07/03/24	USD	200	158,000
Greentown China Holdings Ltd. Reg S 5.65%, 07/13/25	USD	200	197,129
Industrial & Commercial Bank of China Ltd. Reg S 3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 12/31/99 (o)	USD	500	505,406
KWG Group Holdings Ltd. Reg S 5.88%, 11/10/24	USD	350	191,187
Logan Group Co. Ltd. Reg S 5.25%, 02/23/23	USD	200	162,000
Powerlong Real Estate Holdings Ltd. Reg S 6.25%, 08/10/24	USD	200	156,500
Sunac China Holdings Ltd. Reg S
5.95%, 04/26/24	USD	200	118,500
7.00%, 07/09/25	USD	200	119,000
7.95%, 10/11/23	USD	200	123,000
Times China Holdings Ltd. Reg S 6.75%, 07/16/23	USD	200	103,500
Volvo Car AB Reg S 2.12%, 04/02/24	EUR	100	115,091
Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	USD	200	187,280
Yuzhou Group Holdings Co. Ltd. Reg S 6.00%, 10/25/23	USD	300	68,250
Zhenro Properties Group Ltd. Reg S 6.63%, 01/07/26	USD	200	86,000
			3,634,563

4

		Par (000’s)	Value
Colombia: 2.2%
Banco de Bogota SA 144A
5.38%, 02/19/23	USD	100	$102,759
6.25%, 05/12/26	USD	100	106,300
Cable Onda SA 144A 4.50%, 01/30/30	USD	100	101,894
Ecopetrol SA
4.12%, 01/16/25	USD	100	100,386
4.62%, 11/02/31	USD	75	69,228
5.38%, 06/26/26	USD	125	129,412
5.88%, 11/02/51	USD	75	64,214
5.88%, 09/18/23	USD	150	158,083
5.88%, 05/28/45	USD	125	110,379
6.88%, 04/29/30	USD	175	187,912
7.38%, 09/18/43	USD	75	77,271
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	USD	125	115,388
4.38%, 02/15/31	USD	75	68,300
Gran Tierra Energy International Holdings Ltd. 144A 6.25%, 02/15/25	USD	50	46,263
Grupo Aval Ltd. 144A 4.38%, 02/04/30	USD	100	94,774
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	USD	100	103,211
Millicom International Cellular SA 144A
5.12%, 01/15/28	USD	5	5,481
6.25%, 03/25/29	USD	54	56,754
Oleoducto Central SA 144A 4.00%, 07/14/27	USD	100	97,025
Orazul Energy Egenor SCA 144A 5.62%, 04/28/27	USD	100	95,279
Telefonica Celular del Paraguay SA 144A
5.88%, 04/15/27	USD	100	103,421
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	USD	85	85,221
			2,078,955
Costa Rica: 0.1%
Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	USD	100	82,009
Cyprus: 0.4%
Credit Bank of Moscow Via CBOM Finance Plc 144A 4.70%, 01/29/25	USD	200	184,180
MHP Lux SA 144A 6.95%, 04/03/26	USD	100	89,469
Vivion Investments Sarl Reg S 3.00%, 08/08/24	EUR	100	107,330
			380,979
Czech Republic: 0.2%
CPI Property Group SA Reg S
		Par (000’s)	Value
Czech Republic (continued)
4.88% (EUR Swap Annual 5 Year+4.94%), 10/16/2025 (o)	EUR	100	$112,521
Energo-Pro AS Reg S 4.50%, 05/04/24	EUR	100	111,634
			224,155
Denmark: 0.2%
DKT Finance ApS Reg S 7.00%, 06/17/23	EUR	175	197,842
Finland: 0.8%
Ahlstrom-Munksjo Holding 3 Oy Reg S 3.62%, 02/04/28	EUR	100	110,103
Citycon Oyj Reg S 4.50% (EUR Swap Annual 5 Year+4.71%), 11/24/2024 (o)	EUR	100	110,110
Nokia Oyj
4.38%, 06/12/27	USD	150	155,542
6.62%, 05/15/39	USD	100	126,161
Teollisuuden Voima Oyj Reg S 2.12%, 02/04/25	EUR	175	203,207
			705,123
France: 7.7%
Accor SA Reg S
2.62% (EUR Swap Annual 5 Year+3.25%), 12/31/99 (o)	EUR	100	106,928
3.00%, 02/04/26	EUR	100	116,748
Altice France SA 144A 5.12%, 07/15/29	USD	200	185,979
Altice France SA Reg S
2.50%, 01/15/25	EUR	100	108,314
4.12%, 01/15/29	EUR	100	106,775
5.88%, 02/01/27	EUR	100	115,934
Altice France SA/France 144A 5.50%, 10/15/29	USD	175	166,103
Banijay Entertainment SASU 144A 5.38%, 03/01/25	USD	100	102,106
CAB SELAS Reg S 3.38%, 02/01/28	EUR	100	109,263
Casino Guichard Perrachon 4.05%, 08/05/26	EUR	100	101,165
Casino Guichard Perrachon SA Reg S 4.50%, 03/07/24	EUR	100	109,690
CGG SA 144A 8.75%, 04/01/27 †	USD	100	100,134
Chrome Bidco SASU Reg S 3.50%, 05/31/28	EUR	100	109,793
Constellium SE 144A 3.75%, 04/15/29 †	USD	100	94,701
eircom Finance DAC Reg S 3.50%, 05/15/26	EUR	100	111,327
Electricite de France SA 144A 5.62% (USD Swap Semi 30/360 10 Year+3.04%), 12/29/49 (o)	USD	250	257,250
Electricite de France SA Reg S

5

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
France (continued)
3.00% (EUR Swap Annual 5 Year+3.20%), 12/3/2028 (o)	EUR	200	$219,211
3.38% (EUR Swap Annual 5 Year+3.97%), 12/31/99 (o)	EUR	200	218,517
4.00% (EUR Swap Annual 6 Year+3.44%), 12/31/99 (o)	EUR	100	116,306
5.00% (EUR Swap Annual 12 Year+3.04%), 12/31/99 (o)	EUR	100	120,235
5.38% (EUR Swap Annual 12 Year+3.79%), 01/29/49 (o)	EUR	100	120,165
Elis SA Reg S
1.62%, 04/03/28	EUR	100	108,466
1.75%, 04/11/24	EUR	100	113,927
Faurecia SE Reg S
2.38%, 06/15/27	EUR	100	109,927
2.62%, 06/15/25	EUR	100	113,368
3.12%, 06/15/26	EUR	100	113,383
3.75%, 06/15/28	EUR	100	114,675
Getlink SE Reg S 3.50%, 10/30/25	EUR	100	114,372
Iliad Holding SASU 144A
6.50%, 10/15/26	USD	300	304,332
7.00%, 10/15/28	USD	100	101,830
La Poste SA Reg S 3.12% (EUR Swap Annual 5 Year+2.44%), 12/31/99 (o)	EUR	100	114,848
Loxam SAS Reg S
2.88%, 04/15/26	EUR	100	107,642
3.25%, 01/14/25	EUR	100	109,657
Matterhorn Telecom SA Reg S 3.12%, 09/15/26	EUR	100	109,334
Orano SA 4.88%, 09/23/24	EUR	150	183,557
Orano SA Reg S 3.12%, 03/20/23	EUR	100	114,730
Paprec Holding SA Reg S 4.00%, 03/31/25	EUR	100	113,057
Parts Europe SA Reg S 6.50%, 07/16/25	EUR	100	115,809
Picard Groupe SAS Reg S 3.88%, 07/01/26	EUR	100	110,667
Quatrim SASU Reg S 5.88%, 01/15/24	EUR	100	114,485
RCI Banque SA Reg S
2.62% (EUR Swap Annual 5 Year+2.85%), 02/18/30	EUR	100	112,330
Renault SA Reg S
1.00%, 04/18/24	EUR	100	111,847
1.00%, 11/28/25	EUR	50	55,350
1.25%, 06/24/25	EUR	100	109,947
2.00%, 09/28/26	EUR	100	110,004
2.38%, 05/25/26	EUR	100	112,153
Rexel SA Reg S 2.12%, 06/15/28	EUR	100	110,844
Rubis Terminal Infra SAS Reg S 5.62%, 05/15/25	EUR	100	116,061
SPCM SA Reg S 2.62%, 02/01/29	EUR	100	111,951
		Par (000’s)	Value
France (continued)
SPIE SA Reg S 2.62%, 06/18/26	EUR	100	$115,140
Tereos Finance Groupe I SA Reg S 7.50%, 10/30/25	EUR	100	119,258
Valeo Reg S
1.00%, 08/03/28	EUR	100	106,953
1.62%, 03/18/26	EUR	100	115,658
3.25%, 01/22/24	EUR	100	118,939
Vallourec SA Reg S 8.50%, 06/30/26	EUR	100	113,917
Veolia Environnement SA Reg S 2.25% (EUR Swap Annual 5 Year+2.71%), 9/20/2025 (o)	EUR	100	112,965
2.50% (EUR Swap Annual 5 Year+2.84%), 12/31/99 (o)	EUR	100	109,297
Verallia SA Reg S 1.62%, 05/14/28	EUR	100	111,171
			7,158,495
Germany: 6.5%
ADLER Group SA Reg S
2.75%, 11/13/26	EUR	100	91,071
3.25%, 08/05/25	EUR	100	96,878
ADLER Real Estate AG Reg S 1.88%, 04/27/23	EUR	100	106,663
Bayer AG Reg S
2.38% (EUR Swap Annual 5 Year+2.65%), 11/12/79	EUR	100	110,778
3.12% (EUR Swap Annual 5 Year+3.11%), 11/12/79	EUR	100	111,477
3.75% (EUR Swap Annual 5 Year+2.55%), 07/01/74	EUR	100	115,934
Bertelsmann SE & Co. KGaA Reg S 3.00% (EUR Swap Annual 5 Year+2.64%), 04/23/75	EUR	100	114,453
Ceconomy AG Reg S 1.75%, 06/24/26	EUR	100	108,776
Cheplapharm Arzneimittel GmbH Reg S 4.38%, 01/15/28	EUR	100	114,736
Commerzbank AG 144A 8.12%, 09/19/23	USD	50	54,342
Commerzbank AG Reg S
4.00%, 03/23/26	EUR	75	91,287
4.00% (EUR Swap Annual 5 Year+4.35%), 12/05/30	EUR	100	120,212
CT Investment GmbH Reg S 5.50%, 04/15/26	EUR	100	111,658
Deutsche Bank AG
3.73% (United States Secured Overnight Financing Rate+2.76%), 01/14/32	USD	140	136,245
4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	USD	150	152,447
4.50%, 04/01/25	USD	150	156,324

6

		Par (000’s)	Value
Germany (continued)
4.88% (USD ICE Swap Rate 11:00am NY 5 Year+2.55%), 12/01/32	USD	125	$130,855
5.88% (United States Secured Overnight Financing Rate+5.44%), 07/08/31	USD	25	27,993
Deutsche Bank AG Reg S
2.75%, 02/17/25	EUR	100	117,267
5.62% (EUR Swap Annual 5 Year+6.00%), 05/19/31	EUR	100	128,806
Deutsche Lufthansa AG 0.25%, 09/06/24 †	EUR	200	218,703
Deutsche Lufthansa AG Reg S
3.00%, 05/29/26	EUR	100	112,793
3.75%, 02/11/28	EUR	100	114,896
Douglas GmbH Reg S 6.00%, 04/08/26	EUR	100	110,001
Dresdner Funding Trust I 144A 8.15%, 06/30/31 †	USD	150	208,841
Evonik Industries AG Reg S 1.38% (EUR Swap Annual 5 Year+1.84%), 09/02/81	EUR	100	110,140
Gruenenthal GmbH Reg S 3.62%, 11/15/26	EUR	100	112,170
IHO Verwaltungs GmbH 144A 4.75%, 09/15/26	USD	200	203,307
IHO Verwaltungs GmbH Reg S 3.62%, 05/15/25	EUR	100	113,277
Infineon Technologies AG Reg S 3.62% (EUR Swap Annual 5 Year+4.00%), 1/1/2028 (o)	EUR	100	118,025
K+S AG Reg S 3.25%, 07/18/24	EUR	100	116,321
Kirk Beauty SUN GmbH Reg S 8.25%, 10/01/26	EUR	105	112,354
LANXESS AG Reg S 4.50% (EUR Swap Annual 5 Year+4.51%), 12/06/76	EUR	100	117,303
Mahle GmbH Reg S 2.38%, 05/14/28	EUR	100	105,790
Mercer International, Inc. 5.50%, 01/15/26	USD	41	41,353
Novelis Sheet Ingot GmbH Reg S 3.38%, 04/15/29	EUR	100	110,302
ProGroup AG Reg S 3.00%, 03/31/26	EUR	100	111,924
Renk AG/Frankfurt am Main Reg S 5.75%, 07/15/25	EUR	100	115,211
RWE AG Reg S 6.62% (USD Swap Semi 30/360 10 Year+4.52%), 07/30/75	USD	100	112,657
Schaeffler AG Reg S
1.88%, 03/26/24	EUR	100	114,291
2.88%, 03/26/27	EUR	50	59,694
3.38%, 10/12/28	EUR	100	121,824
		Par (000’s)	Value
Germany (continued)
Tele Columbus AG Reg S 3.88%, 05/02/25	EUR	100	$107,459
thyssenkrupp AG Reg S
1.88%, 03/06/23	EUR	100	112,885
2.50%, 02/25/25	EUR	100	114,692
2.88%, 02/22/24	EUR	100	114,008
WEPA Hygieneprodukte GmbH Reg S 2.88%, 12/15/27	EUR	100	104,365
ZF Europe Finance BV Reg S
2.00%, 02/23/26	EUR	100	110,923
3.00%, 10/23/29	EUR	100	111,186
ZF Finance GmbH Reg S
3.00%, 09/21/25	EUR	100	115,284
3.75%, 09/21/28	EUR	100	116,799
ZF North America Capital, Inc. 144A 4.75%, 04/29/25	USD	175	180,499
			6,047,479
Ghana: 0.2%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26 †	USD	100	97,684
Tullow Oil Plc 144A 7.00%, 03/01/25	USD	100	84,133
			181,817
Greece: 0.8%
Alpha Services and Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.82%), 06/11/31	EUR	100	112,215
Ellaktor Value Plc Reg S 6.38%, 12/15/24	EUR	100	103,240
Eurobank SA Reg S 2.00% (EUR Swap Annual 1 Year+2.40%), 05/05/27	EUR	100	106,725
Mytilineos Financial Partners SA Reg S 2.50%, 12/01/24	EUR	100	113,642
National Bank of Greece SA Reg S 2.75% (EUR Swap Annual 5 Year+3.30%), 10/08/26	EUR	100	111,266
Piraeus Financial Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.77%), 02/19/30	EUR	100	108,595
Public Power Corp. SA Reg S 3.88%, 03/30/26	EUR	100	112,501
			768,184
Guatemala: 0.2%
Banco Industrial SA 144A 4.88% (US Treasury Yield Curve Rate T 5 Year+4.44%), 01/29/26	USD	100	98,730
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	USD	100	101,569
			200,299

7

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Hong Kong: 1.3%
Agile Group Holdings Ltd. Reg S
6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 12/31/99 (o)	USD	200	$51,500
8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/31/99 (o)	USD	200	51,500
Bank of East Asia Ltd. Reg S 5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 12/31/99 (o)	USD	250	259,275
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25	USD	100	98,164
5.38%, 12/04/29 †	USD	100	95,881
5.62%, 07/17/27	USD	50	48,358
5.75%, 07/21/28	USD	50	48,071
RKPF Overseas 2020 A Ltd. Reg S 5.20%, 01/12/26	USD	200	170,000
Shimao Group Holdings Ltd. Reg S
5.60%, 07/15/26	USD	200	93,000
6.13%, 02/21/24	USD	200	97,500
Studio City Finance Ltd. 144A
5.00%, 01/15/29	USD	100	87,058
6.50%, 01/15/28	USD	100	93,718
			1,194,025
Hungary: 0.1%
OTP Bank Nyrt Reg S 2.88% (EUR Swap Annual 5 Year+3.20%), 07/15/29	EUR	100	114,208
India: 2.0%
ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	USD	200	214,000
Delhi International Airport Ltd. 144A 6.45%, 06/04/29	USD	100	94,502
Jaguar Land Rover Automotive Plc Reg S
2.20%, 01/15/24	EUR	100	110,098
3.88%, 03/01/23	GBP	125	168,681
JSW Steel Ltd. Reg S 5.95%, 04/18/24	USD	200	208,010
Muthoot Finance Ltd. 144A 4.40%, 09/02/23	USD	100	100,875
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 12/31/99 (o)	USD	100	103,659
ReNew Power Synthetic 144A 6.67%, 03/12/24	USD	100	103,125
Shriram Transport Finance Co. Ltd. 144A 4.40%, 03/13/24	USD	200	197,476
Tata Motors Ltd. Reg S 5.75%, 10/30/24	USD	200	209,500
		Par (000’s)	Value
India (continued)
Vedanta Resources Finance II Plc 144A
9.25%, 04/23/26	USD	100	$89,214
13.88%, 01/21/24	USD	100	104,904
Vedanta Resources Ltd. 144A 6.12%, 08/09/24	USD	150	129,665
			1,833,709
Indonesia: 0.8%
Adaro Indonesia PT 144A 4.25%, 10/31/24 †	USD	100	101,125
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d)	USD	150	1,219
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	USD	100	98,959
Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	USD	200	201,767
Saka Energi Indonesia PT 144A 4.45%, 05/05/24	USD	100	97,531
Theta Capital Pte Ltd. Reg S 6.75%, 10/31/26 †	USD	200	195,115
			695,716
Ireland: 1.1%
AerCap Global Aviation Trust 144A 6.50% (ICE LIBOR USD 3 Month+4.30%), 06/15/45	USD	150	160,817
AIB Group Plc Reg S 1.88% (EUR Swap Annual 5 Year+2.15%), 11/19/29	EUR	100	113,148
Bank of Ireland Group Plc Reg S 1.38% (EUR Swap Annual 5 Year+1.65%), 08/11/31	EUR	100	109,365
C&W Senior Financing DAC 144A 6.88%, 09/15/27	USD	200	208,688
Cimpress Plc 144A 7.00%, 06/15/26	USD	100	102,921
Permanent TSB Group Holdings Plc Reg S 3.00% (EUR Swap Annual 5 Year+3.22%), 08/19/31	EUR	100	112,855
Uralkali OJSC Via Uralkali Finance DAC 144A 4.00%, 10/22/24	USD	100	100,150
Virgin Media Vendor Financing Notes III DAC Reg S 4.88%, 07/15/28	GBP	100	130,338
			1,038,282
Israel: 1.7%
Leviathan Bond Ltd. 144A Reg S
5.75%, 06/30/23	USD	50	51,392
6.12%, 06/30/25	USD	50	52,625
6.50%, 06/30/27	USD	50	53,470
6.75%, 06/30/30	USD	50	53,594
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	USD	125	127,742

8

		Par (000’s)	Value
Israel (continued)
Teva Pharmaceutical Finance Netherlands II BV 6.00%, 01/31/25	EUR	100	$118,403
Teva Pharmaceutical Finance Netherlands II BV Reg S 1.12%, 10/15/24	EUR	100	107,337
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	USD	150	147,192
3.15%, 10/01/26	USD	275	253,000
4.10%, 10/01/46	USD	225	182,140
6.00%, 04/15/24	USD	150	153,000
6.75%, 03/01/28	USD	150	159,489
7.12%, 01/31/25	USD	150	156,705
			1,616,089
Italy: 7.3%
Abertis Infraestructuras Finance BV Reg S 3.25% (EUR Swap Annual 5 Year+3.69%), 12/31/99 (o)	EUR	200	224,200
Atlantia SpA Reg S
1.88%, 07/13/27	EUR	100	112,780
1.88%, 02/12/28	EUR	100	111,289
Autostrade per l’Italia SpA
1.62%, 06/12/23	EUR	50	56,779
5.88%, 06/09/24	EUR	100	124,817
Autostrade per l’Italia SpA Reg S
1.75%, 06/26/26	EUR	100	113,892
1.75%, 02/01/27	EUR	125	141,570
1.88%, 09/26/29	EUR	100	111,943
2.00%, 12/04/28	EUR	100	113,923
4.38%, 09/16/25	EUR	50	62,376
Azzurra Aeroporti SpA Reg S 2.12%, 05/30/24	EUR	100	114,143
Banca Monte dei Paschi di Siena SpA Reg S 3.62%, 09/24/24	EUR	150	168,289
Banca Popolare di Sondrio SCPA Reg S 2.38%, 04/03/24	EUR	100	115,493
Banco BPM SpA Reg S
1.75%, 04/24/23	EUR	100	113,860
1.75%, 01/28/25	EUR	100	113,566
2.50%, 06/21/24	EUR	100	115,974
5.00% (EUR Swap Annual 5 Year+5.42%), 09/14/30	EUR	100	118,921
BPER Banca Reg S 1.38% (Euribor 3 Month ACT/360+1.75%), 03/31/27	EUR	100	108,581
Esselunga SpA Reg S 0.88%, 10/25/23	EUR	100	113,054
IMA Industria Macchine Automatiche SpA 144A 3.75%, 01/15/28	EUR	100	108,170
Infrastrutture Wireless Italiane SpA Reg S 1.62%, 10/21/28	EUR	100	111,755
		Par (000’s)	Value
Italy (continued)
1.88%, 07/08/26	EUR	100	$114,902
International Design Group SPA Reg S 6.50%, 11/15/25	EUR	100	115,673
Intesa Sanpaolo SpA 144A 4.95% (US Treasury Yield Curve Rate T 1 Year+2.75%), 06/01/42	USD	50	47,808
5.02%, 06/26/24	USD	125	130,244
5.71%, 01/15/26	USD	75	80,939
Intesa Sanpaolo SpA Reg S
2.85%, 04/23/25	EUR	100	117,000
3.93%, 09/15/26	EUR	100	122,100
5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/29	EUR	100	122,477
6.62%, 09/13/23	EUR	200	245,740
Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/31/49 (o)	EUR	100	119,501
Leonardo SpA 4.88%, 03/24/25	EUR	50	62,361
Leonardo SpA Reg S 1.50%, 06/07/24	EUR	100	113,373
Poste Italiane SpA Reg S 2.62% (EUR Swap Annual 5 Year+2.68%), 12/31/99 (o)	EUR	100	105,078
SACE SPA Reg S 3.88% (EUR Swap Annual 10 Year+3.19%), 02/10/49 (o)	EUR	100	115,155
Saipem Finance International BV Reg S 3.75%, 09/08/23	EUR	150	167,117
Telecom Italia Finance SA 7.75%, 01/24/33	EUR	100	146,580
Telecom Italia SpA/Milano
5.25%, 03/17/55	EUR	100	117,351
5.88%, 05/19/23	GBP	100	139,222
Telecom Italia SpA/Milano 144A 5.30%, 05/30/24	USD	100	103,325
Telecom Italia SpA/Milano Reg S
1.62%, 01/18/29	EUR	100	102,903
2.38%, 10/12/27	EUR	100	109,106
2.50%, 07/19/23	EUR	100	114,537
2.75%, 04/15/25	EUR	100	113,992
2.88%, 01/28/26	EUR	100	113,722
3.00%, 09/30/25	EUR	100	114,672
3.62%, 05/25/26	EUR	150	174,659
4.00%, 04/11/24	EUR	100	117,016
UniCredit SpA 144A
5.46% (US Treasury Yield Curve Rate T 5 Year+4.75%), 06/30/35	USD	100	104,505
7.30% (USD ICE Swap Rate 11:00am NY 5 Year+4.91%), 04/02/34	USD	100	114,946
UniCredit SpA Reg S 2.00% (EUR Swap Annual 5 Year+2.40%), 09/23/29	EUR	200	224,179

9

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Italy (continued)
2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	EUR	200	$223,940
Unipol Gruppo SpA Reg S 3.00%, 03/18/25	EUR	200	239,043
UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 12/31/49 (o)	EUR	100	120,085
Webuild SpA Reg S 1.75%, 10/26/24	EUR	100	111,311
			6,859,937
Japan: 2.0%
Rakuten Group, Inc. 144A
5.12% (US Treasury Yield Curve Rate T 5 Year+4.58%), 4/22/2026 (o)	USD	150	149,250
6.25% (US Treasury Yield Curve Rate T 5 Year+4.96%), 4/22/2031 (o)	USD	150	155,625
SoftBank Group Corp. Reg S
3.12%, 09/19/25	EUR	100	109,758
4.00%, 09/19/29	EUR	100	101,831
4.75%, 09/19/24	USD	200	202,270
5.00%, 04/15/28	EUR	100	110,787
5.12%, 09/19/27	USD	200	196,250
6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 12/31/99 (o)	USD	250	240,400
6.25%, 04/15/28	USD	350	360,938
6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 7/19/2027 (o)	USD	200	195,100
			1,822,209
Jersey, Channel Islands: 0.6%
Atrium European Real Estate Ltd. Reg S 3.00%, 09/11/25	EUR	100	113,163
eG Global Finance Plc 144A 6.75%, 02/07/25	USD	200	199,568
eG Global Finance Plc Reg S 4.38%, 02/07/25	EUR	100	110,343
Petrofac Ltd. 144A 9.75%, 11/15/26	USD	100	100,895
			523,969
Kazakhstan: 0.1%
Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	USD	100	125,204
Kuwait: 0.2%
Kuwait Projects Co. SPC Ltd. Reg S 4.23%, 10/29/26	USD	200	187,961
Luxembourg: 5.5%
ADLER Group SA Reg S 2.25%, 01/14/29	EUR	100	88,862
AI Candelaria Spain SA 144A 7.50%, 12/15/28	USD	75	78,102
		Par (000’s)	Value
Luxembourg (continued)
Albion Financing 1 SARL / Aggreko Holdings, Inc. 144A 6.12%, 10/15/26	USD	100	$99,950
Altice Financing SA 144A 5.00%, 01/15/28	USD	250	233,160
Altice Financing SA Reg S
2.25%, 01/15/25	EUR	100	106,429
3.00%, 01/15/28	EUR	100	102,543
Altice Finco SA Reg S 4.75%, 01/15/28	EUR	100	102,304
Altice France Holding SA 144A
6.00%, 02/15/28	USD	75	68,635
10.50%, 05/15/27	USD	50	53,130
Altice France Holding SA Reg S
4.00%, 02/15/28	EUR	100	102,207
8.00%, 05/15/27	EUR	100	117,266
Altice France SA 144A
5.50%, 01/15/28	USD	100	95,632
8.12%, 02/01/27	USD	200	211,761
Altice France SA Reg S 3.38%, 01/15/28	EUR	100	104,827
ARD Finance SA Reg S 5.00%, 06/30/27	EUR	200	226,843
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
4.12%, 08/15/26	USD	150	149,152
5.25%, 08/15/27	USD	125	122,808
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S 2.12%, 08/15/26	EUR	175	187,347
Arena Luxembourg Finance Sarl Reg S 1.88%, 02/01/28	EUR	100	103,018
Centurion Bidco SpA Reg S 5.88%, 09/30/26	EUR	100	115,373
Cidron Aida Finco Sarl Reg S 5.00%, 04/01/28	EUR	100	108,704
Codere Finance 2 Luxembourg SA Reg S 11.00%, 09/30/26	EUR	50	59,272
Consolidated Energy Finance SA 144A 5.62%, 10/15/28	USD	100	94,138
CSN Resources SA 144A 4.62%, 06/10/31	USD	100	94,592
Energean Israel Finance Ltd. 144A Reg S
4.50%, 03/30/24	USD	35	35,162
4.88%, 03/30/26	USD	60	59,100
5.38%, 03/30/28	USD	35	34,191
5.88%, 03/30/31	USD	60	58,426
Eurofins Scientific SE Reg S 3.25% (Euribor 3 Month ACT/360+2.67%), 11/13/2025 (o)	EUR	100	114,139
Galaxy Bidco Ltd. Reg S

10

		Par (000’s)	Value
Luxembourg (continued)
6.50%, 07/31/26	GBP	100	$137,553
Herens Midco Sarl Reg S 5.25%, 05/15/29	EUR	100	101,802
Kenbourne Invest SA 144A 4.70%, 01/22/28	USD	50	48,122
Kleopatra Finco Sarl Reg S 4.25%, 03/01/26 †	EUR	100	105,934
MC Brazil Downstream Trading SARL 144A 7.25%, 06/30/31	USD	200	192,095
Millicom International Cellular SA 144A 4.50%, 04/27/31	USD	100	98,167
Minerva Luxembourg SA 144A 4.38%, 03/18/31 †	USD	125	116,316
Movida Europe SA 144A 5.25%, 02/08/31 †	USD	100	87,899
Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/24	EUR	200	219,840
Petrorio Luxembourg Trading Sarl 144A 6.12%, 06/09/26	USD	100	98,138
Rossini Sarl Reg S 6.75%, 10/30/25	EUR	100	115,913
SES SA Reg S 5.62% (EUR Swap Annual 5 Year+5.40%), 12/29/49 (o)	EUR	100	118,353
Sisal Group SpA Reg S 7.00%, 07/31/23	EUR	69	77,454
Summer BC Holdco A Sarl Reg S 9.25%, 10/31/27	EUR	90	107,186
Summer BC Holdco B SARL Reg S 5.75%, 10/31/26	EUR	100	115,180
TK Elevator Midco GmbH Reg S 4.38%, 07/15/27	EUR	100	113,407
TK Elevator US Newco, Inc. 144A 5.25%, 07/15/27	USD	200	202,877
			5,183,309
Malta: 0.1%
VistaJet Malta Finance Plc / XO Management Holding, Inc. 144A 6.38%, 02/01/30	USD	50	49,766
Mauritius: 0.4%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	USD	50	49,182
HTA Group Ltd./Mauritius 144A 7.00%, 12/18/25	USD	100	104,463
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	USD	200	210,332
			363,977
Mexico: 4.2%
Axtel SAB de CV 144A
		Par (000’s)	Value
Mexico (continued)
6.38%, 11/14/24	USD	82	$84,501
Cemex SAB de CV 144A
3.88%, 07/11/31	USD	200	189,940
5.20%, 09/17/30	USD	100	103,187
5.45%, 11/19/29	USD	100	103,866
7.38%, 06/05/27	USD	100	109,098
Credito Real SAB de CV SOFOM ER 144A 9.50%, 02/07/26	USD	100	24,980
Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 12/31/99 (o)	USD	50	51,572
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	USD	100	102,862
Nemak SAB de CV 144A 3.62%, 06/28/31	USD	100	92,540
Petroleos Mexicanos
6.49%, 01/23/27	USD	100	104,651
6.62%, 06/15/35	USD	150	140,097
6.88%, 08/04/26	USD	150	160,945
7.69%, 01/23/50	USD	350	324,859
Petróleos Mexicanos
4.25%, 01/15/25	USD	50	50,330
4.50%, 01/23/26	USD	75	74,670
4.62%, 09/21/23	USD	50	51,243
4.88%, 01/18/24 †	USD	50	51,376
5.35%, 02/12/28	USD	125	122,520
5.50%, 06/27/44	USD	50	39,630
5.62%, 01/23/46	USD	50	39,474
5.95%, 01/28/31	USD	200	190,591
6.35%, 02/12/48	USD	100	82,677
6.38%, 01/23/45	USD	75	62,922
6.50%, 03/13/27	USD	200	209,467
6.50%, 01/23/29	USD	100	102,244
6.50%, 06/02/41	USD	75	65,107
6.62%, 06/15/38	USD	25	22,248
6.75%, 09/21/47	USD	300	257,862
6.84%, 01/23/30	USD	125	128,123
6.95%, 01/28/60	USD	200	171,594
Petróleos Mexicanos 144A
6.70%, 02/16/32	USD	100	99,156
6.88%, 10/16/25	USD	75	80,756
Petroleos Mexicanos Reg S 4.88%, 02/21/28	EUR	100	112,443
Petróleos Mexicanos Reg S 5.50%, 02/24/25	EUR	50	60,763
Total Play Telecomunicaciones SA de CV 144A
6.38%, 09/20/28	USD	50	46,750
7.50%, 11/12/25	USD	50	50,303
Unifin Financiera SAB de CV 144A
7.00%, 01/15/25	USD	100	64,329
7.25%, 09/27/23	USD	100	70,127
			3,899,803

11

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Morocco: 0.3%
OCP SA 144A
5.62%, 04/25/24	USD	150	$159,637
6.88%, 04/25/44	USD	100	112,015
			271,652
Netherlands: 2.8%
ELM BV for Firmenich International SA Reg S 3.75% (EUR Swap Annual 5 Year+4.39%), 6/3/2025 (o)	EUR	100	116,727
Greenko Dutch BV 144A 3.85%, 03/29/26	USD	99	97,218
Intertrust Group BV Reg S 3.38%, 11/15/25	EUR	100	113,364
Koninklijke KPN NV 144A 7.00% (USD Swap Semi 30/360 10 Year+5.21%), 03/28/73	USD	125	130,500
Lincoln Financing SARL Reg S 3.62%, 04/01/24	EUR	150	169,234
Naturgy Finance BV Reg S 3.38% (EUR Swap Annual 9 Year+3.08%), 12/29/49 (o)	EUR	100	116,547
Nobel Bidco BV Reg S 3.12%, 06/15/28	EUR	100	104,968
Petrobras Global Finance BV 5.50%, 06/10/51 †	USD	100	88,159
PPF Telecom Group BV Reg S
3.12%, 03/27/26	EUR	100	117,403
3.50%, 05/20/24	EUR	100	117,727
Repsol International Finance BV Reg S 4.25% (EUR Swap Annual 5 Year+4.41%), 9/11/2028 (o)	EUR	100	118,125
Selecta Group BV Reg S 8.00%, 04/01/26	EUR	53	59,773
Telefonica Europe BV Reg S 2.38% (EUR Swap Annual 8 Year+2.62%), 2/12/2029 (o)	EUR	100	104,310
TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 3/1/2024 (o)	EUR	175	203,855
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	USD	100	96,875
5.13%, 05/09/29	USD	100	97,185
UPC Broadband Finco BV 144A 4.88%, 07/15/31	USD	100	99,234
VZ Vendor Financing II BV Reg S 2.88%, 01/15/29	EUR	100	105,025
Wintershall Dea Finance 2 BV Reg S 3.00% (EUR Swap Annual 5 Year+3.32%), 7/20/2028 (o)	EUR	100	104,699
Ziggo Bond Co. BV 144A
5.12%, 02/28/30	USD	50	47,516
6.00%, 01/15/27	USD	50	51,469
Ziggo Bond Co. BV Reg S 3.38%, 02/28/30	EUR	125	129,826
		Par (000’s)	Value
Netherlands (continued)
Ziggo BV 144A 4.88%, 01/15/30	USD	100	$96,936
Ziggo BV Reg S 2.88%, 01/15/30	EUR	100	106,628
			2,593,303
Nigeria: 0.1%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	100	100,125
Norway: 0.2%
Adevinta ASA Reg S 2.62%, 11/15/25	EUR	100	112,240
Heimstaden Bostad AB Reg S 3.25% (EUR Swap Annual 5 Year+3.67%), 11/19/2024 (o)	EUR	100	110,575
			222,815
Oman: 0.6%
Lamar Funding Ltd. Reg S 3.96%, 05/07/25	USD	225	223,600
OQ SAOC 144A 5.12%, 05/06/28	USD	100	100,900
Oztel Holdings SPC Ltd. 144A 5.62%, 10/24/23	USD	200	207,151
			531,651
Panama: 0.2%
Banistmo SA 144A 4.25%, 07/31/27	USD	100	100,084
Global Bank Corp. 144A 5.25% (ICE LIBOR USD 3 Month+3.30%), 04/16/28	USD	100	101,343
			201,427
Peru: 0.3%
Banco Internacional del Peru SAA Interbank 144A 6.62% (ICE LIBOR USD 3 Month+5.76%), 03/19/24	USD	75	78,927
Hudbay Minerals, Inc. 144A 6.12%, 04/01/29	USD	25	26,040
Peru LNG Srl 144A 5.38%, 03/22/30	USD	100	86,586
Volcan Cia Minera SAA 144A 4.38%, 02/11/26	USD	100	96,411
			287,964
Poland: 0.3%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	USD	100	95,942
Canpack SA / Canpack US LLC Reg S 2.38%, 11/01/27	EUR	100	110,395
Synthos SA Reg S 2.50%, 06/07/28	EUR	100	104,497
			310,834
Portugal: 0.7%
Banco Comercial Portugues SA Reg S 1.12% (Euribor 3 Month ACT/360+1.55%), 02/12/27	EUR	100	104,689

12

		Par (000’s)	Value
Portugal (continued)
3.87% (EUR Swap Annual 5 Year+4.23%), 03/27/30	EUR	100	$110,738
Caixa Geral de Depositos SA Reg S 5.75% (EUR Swap Annual 5 Year+5.50%), 06/28/28	EUR	100	119,529
EDP - Energias de Portugal SA Reg S
1.88% (EUR Swap Annual 5 Year+2.38%), 08/02/81	EUR	100	109,301
4.50% (EUR Swap Annual 5 Year+4.29%), 04/30/79	EUR	200	237,567
			681,824
Romania: 0.1%
RCS & RDS SA Reg S 2.50%, 02/05/25	EUR	100	108,193
Russia: 1.0%
Evraz Plc 144A 5.38%, 03/20/23	USD	200	204,372
Gazprom PJSC via Gaz Finance Plc 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+4.26%), 10/15/99 (o)	USD	200	193,182
Gtlk Europe Capital DAC Reg S 4.65%, 03/10/27	USD	200	179,950
VEON Holdings BV 144A
3.38%, 11/25/27	USD	100	91,275
4.00%, 04/09/25	USD	100	97,003
4.95%, 06/16/24	USD	100	101,106
7.25%, 04/26/23	USD	100	103,074
			969,962
Saudi Arabia: 0.2%
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	USD	200	206,535
Singapore: 1.0%
GLP Pte Ltd. Reg S 4.50% (US Treasury Yield Curve Rate T 5 Year+3.73%), 12/31/99 (o)	USD	200	193,250
Greenko Investment Co. 144A 4.88%, 08/16/23	USD	200	201,366
Inkia Energy Ltd. 144A 5.88%, 11/09/27	USD	100	100,647
Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24	USD	100	102,160
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	USD	84	89,404
Yanlord Land HK Co. Ltd. Reg S 6.80%, 02/27/24	USD	200	197,136
			883,963
South Africa: 1.0%
Eskom Holdings SOC Ltd. 144A
6.75%, 08/06/23	USD	100	101,652
7.12%, 02/11/25	USD	100	101,739
		Par (000’s)	Value
South Africa (continued)
Gold Fields Orogen Holdings BVI Ltd. 144A 5.12%, 05/15/24	USD	100	$105,424
K2016470219 South Africa Ltd. 144A 3.00%, 12/31/22	USD	140	401
MTN Mauritius Investments Ltd. 144A 4.75%, 11/11/24	USD	150	154,622
Sappi Papier Holding GmbH Reg S 3.12%, 04/15/26	EUR	100	111,158
Sasol Financing USA LLC 5.88%, 03/27/24	USD	300	309,346
			884,342
South Korea: 0.1%
Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 12/31/99 (o)	USD	100	103,700
Spain: 3.6%
Abanca Corp. Bancaria SA Reg S 6.12% (EUR Swap Annual 5 Year+5.93%), 01/18/29	EUR	100	120,297
Abengoa SA 0.00%, 03/31/27 (s) ^	EUR	100	562
ACS Actividades de Construccion y Servicios SA Reg S 1.38%, 06/17/25	EUR	100	112,705
Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	USD	100	102,324
Banco de Credito Social Cooperativo SA Reg S 5.25% (EUR Swap Annual 5 Year+5.42%), 11/27/31	EUR	100	114,566
Banco de Sabadell SA Reg S 1.75%, 05/10/24	EUR	100	114,395
5.38% (EUR Swap Annual 5 Year+5.10%), 12/12/28	EUR	100	119,948
5.62%, 05/06/26	EUR	100	126,484
Cellnex Finance Co. SA Reg S
1.25%, 01/15/29	EUR	100	104,577
1.50%, 06/08/28	EUR	100	107,691
2.00%, 02/15/33	EUR	100	102,728
Cellnex Telecom SA 1.88%, 06/26/29	EUR	100	108,343
Cellnex Telecom SA Reg S
1.75%, 10/23/30	EUR	100	104,990
2.38%, 01/16/24	EUR	100	116,060
2.88%, 04/18/25	EUR	100	118,809
El Corte Ingles SA Reg S 3.00%, 03/15/24	EUR	100	113,080
Ferrovial Netherlands BV Reg S 2.12% (EUR Swap Annual 5 Year+2.13%), 2/14/2023 (o)	EUR	100	111,569

13

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Spain (continued)
Grifols SA Reg S
1.62%, 02/15/25	EUR	150	$165,539
2.25%, 11/15/27	EUR	100	109,100
3.20%, 05/01/25	EUR	100	110,966
Ibercaja Banco SA Reg S 2.75% (EUR Swap Annual 5 Year+2.88%), 07/23/30	EUR	100	111,311
Iccrea Banca SpA Reg S 4.12% (EUR Swap Annual 5 Year+4.34%), 11/28/29	EUR	100	114,111
Lorca Telecom Bondco SA Reg S 4.00%, 09/18/27	EUR	200	220,637
Repsol International Finance BV Reg S 4.50% (EUR Swap Annual 10 Year+4.20%), 03/25/75	EUR	125	148,677
Telefonica Europe BV Reg S
2.62% (EUR Swap Annual 5 Year+2.33%), 3/7/2023 (o)	EUR	100	114,002
3.00% (EUR Swap Annual 5 Year+2.45%), 12/31/99 (o)	EUR	100	114,926
3.88% (EUR Swap Annual 8 Year+2.97%), 6/22/2026 (o)	EUR	100	117,004
4.38% (EUR Swap Annual 6 Year+4.11%), 12/14/2024 (o)	EUR	100	119,353
5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/49 (o)	EUR	100	121,818
			3,366,572
Sweden: 1.3%
Castellum AB Reg S 3.12% (EUR Swap Annual 5 Year+3.45%), 12/31/99 (o)	EUR	100	103,973
Dometic Group AB Reg S 3.00%, 05/08/26	EUR	100	116,288
Fastighets AB Balder Reg S 2.87% (EUR Swap Annual 5 Year+3.19%), 06/02/81	EUR	100	104,862
Heimstaden AB Reg S 4.38%, 03/06/27	EUR	100	110,896
Heimstaden Bostad AB Reg S 2.62% (EUR Swap Annual 5 Year+3.15%), 12/31/99 (o)	EUR	100	102,690
3.38% (EUR Swap Annual 5 Year+3.91%), 1/15/2026 (o)	EUR	100	108,863
Intrum AB Reg S
3.00%, 09/15/27	EUR	100	107,723
3.12%, 07/15/24	EUR	200	224,107
Samhallsbyggnadsbolaget i Norden AB Reg S 2.62% (EUR Swap Annual 5 Year+2.81%), 1/30/2025 (o)	EUR	100	108,504
Stena AB 144A 7.00%, 02/01/24	USD	100	102,941
			1,190,847
Switzerland: 0.5%
Dufry One BV Reg S 2.50%, 10/15/24 †	EUR	225	248,147
		Par (000’s)	Value
Switzerland (continued)
Peach Property Finance GmbH Reg S 4.38%, 11/15/25	EUR	100	$115,042
Techem Verwaltungsgesellschaft 675 mbH Reg S 2.00%, 07/15/25	EUR	100	108,798
			471,987
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	USD	80	94,899
Thailand: 0.2%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/29	USD	200	199,942
Trinidad and Tobago: 0.2%
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	USD	100	101,429
Trinidad Petroleum Holdings Ltd. 144A 9.75%, 06/15/26	USD	75	79,011
			180,440
Turkey: 2.0%
Akbank TAS 144A
5.12%, 03/31/25	USD	50	48,107
6.80%, 02/06/26	USD	100	99,437
Arcelik AS 144A 5.00%, 04/03/23	USD	100	101,564
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	USD	100	84,952
KOC Holding AS 144A
5.25%, 03/15/23	USD	50	50,698
6.50%, 03/11/25	USD	50	51,609
TC Ziraat Bankasi AS 144A 5.38%, 03/02/26	USD	100	93,443
Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	USD	100	99,189
Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28	USD	100	96,576
Turkiye Ihracat Kredi Bankasi AS 144A
6.12%, 05/03/24	USD	100	99,849
8.25%, 01/24/24	USD	100	103,864
Turkiye Is Bankasi AS 144A
6.12%, 04/25/24	USD	150	150,014
7.85%, 12/10/23	USD	100	102,736
Turkiye Sinai Kalkinma Bankasi AS 144A 6.00%, 01/23/25	USD	100	97,215
Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	USD	100	103,204

14

		Par (000’s)	Value
Turkey (continued)
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25	USD	100	$95,555
6.50%, 01/08/26	USD	100	97,184
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	USD	100	95,425
Yapi ve Kredi Bankasi AS 144A 5.85%, 06/21/24	USD	50	49,807
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/26 †	USD	50	49,949
8.25%, 10/15/24	USD	100	104,693
			1,875,070
Ukraine: 0.4%
Kernel Holding SA 144A
6.50%, 10/17/24 †	USD	50	45,860
6.75%, 10/27/27	USD	50	44,125
Metinvest BV 144A
7.75%, 10/17/29	USD	100	86,592
8.50%, 04/23/26	USD	100	89,240
NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.12%, 07/19/24	EUR	100	88,290
			354,107
United Arab Emirates: 0.7%
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 12/31/99 (o)	USD	200	214,398
Emaar Sukuk Ltd. Reg S 3.63%, 09/15/26	USD	200	205,160
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26	USD	100	102,892
Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	USD	100	77,906
			600,356
United Kingdom: 9.9%
Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/23	GBP	100	136,007
Aston Martin Capital Holdings Ltd. 144A 10.50%, 11/30/25	USD	50	53,533
B&M European Value Retail SA Reg S 3.62%, 07/15/25	GBP	100	134,861
BCP V Modular Services Finance II Plc Reg S 4.75%, 11/30/28	EUR	100	107,487
Bellis Acquisition Co. Plc Reg S 3.25%, 02/16/26	GBP	200	248,958
Bellis Finco Plc Reg S 4.00%, 02/16/27	GBP	100	121,921
Bidvest Group UK Plc 144A 3.62%, 09/23/26	USD	100	98,858
		Par (000’s)	Value
United Kingdom (continued)
British American Tobacco Plc Reg S
3.00% (EUR Swap Annual 5 Year+3.37%), 12/31/99 (o)	EUR	100	$107,452
3.75% (EUR Swap Annual 5 Year+3.95%), 12/31/99 (o)	EUR	100	106,915
British Telecommunications Plc Reg S 1.87% (EUR Swap Annual 5 Year+2.13%), 08/18/80	EUR	100	109,413
Centrica Plc Reg S 5.25% (GBP Swap 5 Year+3.61%), 04/10/75	GBP	100	138,358
Co.-Operative Group Ltd. Reg S 5.12%, 05/17/24	GBP	100	137,046
Connect Finco SARL / Connect US Finco LLC 144A 6.75%, 10/01/26	USD	200	207,542
Constellation Automotive Financing Plc Reg S 4.88%, 07/15/27	GBP	100	125,780
Deuce Finco Plc Reg S 5.50%, 06/15/27	GBP	100	132,689
Drax Finco Plc 144A 6.62%, 11/01/25	USD	100	102,481
Garfunkelux Holdco 3 SA Reg S 6.75%, 11/01/25	EUR	100	114,869
Heathrow Finance Plc Reg S 6.25%, 03/03/25	GBP	150	212,912
Iceland Bondco Plc Reg S 4.62%, 03/15/25	GBP	100	122,438
INEOS Finance Plc Reg S 2.88%, 05/01/26	EUR	100	109,788
INEOS Styrolution Group GmbH Reg S 2.25%, 01/16/27	EUR	200	211,387
International Consolidated Airlines Group SA Reg S 0.50%, 07/04/23	EUR	100	109,581
1.50%, 07/04/27	EUR	100	102,231
Jaguar Land Rover Automotive Plc 144A 5.88%, 01/15/28	USD	100	99,234
Jerrold Finco Plc Reg S 4.88%, 01/15/26	GBP	100	134,293
Marks & Spencer Plc Reg S 6.00%, 06/12/25	GBP	150	215,570
Motion Bondco DAC 144A 6.62%, 11/15/27 †	USD	200	199,858
National Express Group Plc Reg S 4.25% (UK Govt Bonds 5 Year Note Generic Bid Yield+4.13%), 11/26/2025 (o)	GBP	100	135,311
Neptune Energy Bondco Plc 144A 6.62%, 05/15/25	USD	100	101,388
Nexi SpA Reg S 1.75%, 10/31/24 †	EUR	300	337,741

15

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
United Kingdom (continued)
NGG Finance Plc Reg S 2.12% (EUR Swap Annual 5 Year+2.53%), 09/05/82	EUR	100	$111,411
5.62% (GBP Swap 12 Year+3.48%), 06/18/73	GBP	100	143,248
Nomad Foods Bondco Plc Reg S 2.50%, 06/24/28	EUR	100	109,631
Paysafe Finance Plc / Paysafe Holdings US Corp. 144A 4.00%, 06/15/29	USD	100	90,346
Pinewood Finance Co. Ltd. Reg S 3.25%, 09/30/25	GBP	100	132,191
Pinnacle Bidco Plc Reg S 5.50%, 02/15/25	EUR	100	114,021
Playtech Plc Reg S 3.75%, 10/12/23	EUR	100	112,620
Punch Finance Plc Reg S 6.12%, 06/30/26	GBP	100	133,357
Rolls-Royce Plc Reg S
0.88%, 05/09/24	EUR	100	110,500
1.62%, 05/09/28	EUR	200	208,796
5.75%, 10/15/27	GBP	100	148,469
Sherwood Financing Plc Reg S 4.50%, 11/15/26	EUR	100	110,259
Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/29/49 (o)	USD	100	135,250
Stonegate Pub Co. Financing 2019 Plc Reg S 8.00%, 07/13/25	GBP	100	137,195
Summer BidCo BV Reg S 9.00%, 11/15/25	EUR	105	119,377
TalkTalk Telecom Group Ltd. Reg S 3.88%, 02/20/25	GBP	100	121,123
Telenet Finance Luxembourg Notes Sarl 144A 5.50%, 03/01/28	USD	200	205,000
The Weir Group Plc 144A 2.20%, 05/13/26	USD	100	97,432
Travis Perkins Plc Reg S 4.50%, 09/07/23	GBP	100	137,925
Tullow Oil Plc 144A 10.25%, 05/15/26	USD	100	101,181
United Group BV Reg S 4.88%, 07/01/24	EUR	100	112,983
UPC Holding BV 144A 5.50%, 01/15/28	USD	100	101,708
Vedanta Resources Finance II Plc 144A 8.95%, 03/11/25	USD	100	95,197
Victoria Plc Reg S 3.62%, 08/24/26	EUR	100	110,541
Virgin Media Finance Plc 144A 5.00%, 07/15/30	USD	150	141,672
Virgin Media Secured Finance Plc 144A
		Par (000’s)	Value
United Kingdom (continued)
5.50%, 05/15/29	USD	100	$102,060
Virgin Media Secured Finance Plc Reg S
4.12%, 08/15/30	GBP	100	126,312
4.25%, 01/15/30	GBP	100	126,274
5.00%, 04/15/27	GBP	100	136,506
Vmed O2 UK Financing I Plc 144A 4.25%, 01/31/31	USD	100	92,810
Vmed O2 UK Financing I Plc Reg S
3.25%, 01/31/31	EUR	100	105,220
4.00%, 01/31/29	GBP	100	125,233
Vodafone Group Plc
4.12% (US Treasury Yield Curve Rate T 5 Year+2.77%), 06/04/81	USD	150	143,140
7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	USD	250	287,707
Vodafone Group Plc Reg S
3.10% (EUR Swap Annual 5 Year+2.67%), 01/03/79	EUR	125	143,436
4.88% (GBP Swap 5 Year+3.27%), 10/03/78	GBP	100	138,926
6.25% (USD Swap Semi 30/360 5 Year+3.05%), 10/03/78	USD	200	210,820
William Hill Ltd. Reg S 4.88%, 09/07/23	GBP	100	137,687
			9,293,466
United States: 3.2%
AES Andes SA 144A 7.12% (USD Swap Semi 30/360 5 Year+4.64%), 04/07/24 †	USD	100	102,400
Burford Capital Global Finance LLC 144A 6.25%, 04/15/28	USD	100	104,973
Cirsa Finance International Sarl 144A 6.25%, 12/20/23	EUR	127	144,029
Constellium SE Reg S 4.25%, 02/15/26	EUR	100	112,689
DEMIRE Deutsche Mittelstand Real Estate AG Reg S 1.88%, 10/15/24	EUR	100	109,763
Energia Group NI FinanceCo Plc/Energia Group ROI Holdings DAC Reg S 4.00%, 09/15/25	EUR	100	111,125
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	USD	100	88,254
Enstar Finance LLC 5.75% (US Treasury Yield Curve Rate T 5 Year+5.47%), 09/01/40 †	USD	25	25,905

16

		Par (000’s)	Value
United States (continued)
Gamma Bidco SpA Reg S 6.25%, 07/15/25	EUR	100	$115,043
Garda World Security Corp. 144A 4.62%, 02/15/27	USD	100	97,757
Guacolda Energia SA 144A 4.56%, 04/30/25	USD	100	37,500
IPD 3 BV Reg S 5.50%, 12/01/25	EUR	100	114,256
James Hardie International Finance DAC 144A 5.00%, 01/15/28	USD	50	51,297
Kronos Acquisition Holdings, Inc. / KIK Custom Products Inc 144A 7.00%, 12/31/27 †	USD	75	68,038
LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	USD	180	187,045
MGM China Holdings Ltd. 144A 5.88%, 05/15/26	USD	200	199,484
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	100	92,251
Open Text Holdings, Inc. 144A 4.12%, 02/15/30	USD	50	48,930
Q-Park Holding I BV Reg S 2.00%, 03/01/27	EUR	100	103,356
Resolute Forest Products, Inc. 144A 4.88%, 03/01/26	USD	25	24,762
SCIL IV LLC / SCIL USA Holdings LLC Reg S 4.38%, 11/01/26	EUR	100	111,960
Sigma Holdco BV Reg S 5.75%, 05/15/26	EUR	100	101,262
Stillwater Mining Co. 144A 4.00%, 11/16/26	USD	100	95,870
Telesat Canada / Telesat LLC 144A
4.88%, 06/01/27	USD	50	40,396
6.50%, 10/15/27	USD	50	30,871
Verisure Holding AB Reg S
3.50%, 05/15/23	EUR	150	168,924
3.88%, 07/15/26	EUR	150	168,929
Wynn Macau Ltd. 144A
5.12%, 12/15/29 †	USD	100	90,644
5.50%, 01/15/26	USD	100	94,001
5.50%, 10/01/27	USD	200	185,454
			3,027,168
Zambia: 0.5%
First Quantum Minerals Ltd. 144A
6.88%, 03/01/26	USD	100	103,392
6.88%, 10/15/27	USD	50	53,198
7.25%, 04/01/23	USD	131	131,657
		Par (000’s)	Value
Zambia (continued)
7.50%, 04/01/25	USD	200	$204,473
			492,720
Total Corporate Bonds (Cost: $96,660,141)			91,909,505

		Number of Shares
COMMON STOCK: 0.0% (Cost: $5,620)
Canada: 0.0%
Secure Energy Services, Inc. (CAD)		1,259	5,979

Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $96,665,761)			91,915,484

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.1% (Cost: $2,927,666)
Money Market Fund: 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio		2,927,666	2,927,666
Total Investments: 101.4% (Cost: $99,593,427)			94,843,150
Liabilities in excess of other assets: (1.4)%			(1,301,059)
NET ASSETS: 100.0%			$93,542,091

17

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(o)	Perpetual Maturity — the date shown is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $3,201,781.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
(d)	Security in default
*	Non-income producing
^	Zero Coupon Bond

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $33,513,309, or 35.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	7.1%	$6,471,672
Consumer Cyclicals	7.4	6,819,875
Consumer Non-Cyclicals	3.6	3,329,839
Energy	11.0	10,122,642
Financials	32.8	30,119,151
Healthcare	3.1	2,848,951
Industrials	13.0	11,957,357
Institutions, Associations & Organizations	0.1	111,311
Real Estate	4.7	4,308,586
Technology	11.5	10,593,620
Utilities	5.7	5,232,480
	100.0%	$91,915,484
18